Submission	Nov. 06, 2026
Submission [Line Items]
Central Index Key	0001614744
Registrant Name	PURPLE BIOTECH LTD.
Registration File Number	333-296088
Form Type	F-3
Submission Type	F-3/A
Fee Exhibit Type	EX-FILING FEES